Note 4 - Related Party Transactions	3 Months Ended
Aug. 31, 2014
Notes
Note 4 - Related Party Transactions

NOTE 4 - RELATED PARTY TRANSACTIONS

As of August 31, 2014 and of November 30, 2013 the Director paid expenses on behalf of the Company of $5,177 and $1,477 respectively.  The advance is interest free and payable on demand.